Note 11 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31,	December 31,
	2021	2020
Cash (Note 3)	$56,748	$94,008
Accounts receivable (Note 4)	2,097	897
Loan to the Juanicipio Entities (Note 6 and Note 14) (1)	106,036	63,712
	$164,881	$158,617

Disclosure of market risk [text block]
(in US$ equivalent)	Mexican peso	Canadian dollar

Cash	$7	$4,080
Accounts receivable	153	61
Prepaids	21	-
Investments	-	1,179
Accounts payable	(14)	(942)
Lease obligations	-	(385)
Net assets exposure	$167	$3,993